Operations and Reorganization	9 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operations and Reorganization
1. Operations and Reorganization
Principal activities and reorganization
Youdao, Inc. (“Youdao” or the “Company”) was incorporated in the Cayman Islands on November 27, 2014. Youdao, Inc., its subsidiaries and consolidated variable interest entities (“VIEs”), together are referred to as “the Group” or “Youdao Group”. NetEase, Inc. (the “Parent” or “NetEase”) and its subsidiaries and consolidated VIEs, other than the Company and its subsidiaries and VIEs, are collectively referred to herein as the “NetEase Group”.
The Group provides a variety of learning content, applications and solutions, which covers a wide spectrum of topics and targets people from broad age groups for their lifelong learning needs through its websites and mobile applications. The Group generates its revenues from learning services and products as well as online marketing services. The learning services mainly include online courses, fee-based
premium services and others.
As of September 30, 2020, the Company’s major subsidiaries and consolidated VIE, are as follows:

	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries
Youdao (Hong Kong) Limited	Hong Kong, China, 2016	100%	Holding company
NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China, 2006	100%	Providing sales of smart devices and solutions, technical support to the VIEs
NetEase Langsheng (Beijing) Technology Development Co., Ltd. (“Youdao Langsheng”)	Beijing, China, 2017	85%	Providing consulting services
NetEase Youdao Information Technology (Hangzhou) Co., Ltd. (“Youdao Hangzhou”)	Hangzhou, China, 2019	100%	Providing technical support to the VIEs
VIE
Beijing NetEase Youdao Computer System Co., Ltd. (“Youdao Computer”)	Beijing, China, 2007	100%	Providing online learning services as well as online marketing services
Reorganization
The Group started its business in 2006, through Youdao Information. Since the date of inception, Youdao Information was substantially owned by the NetEase Group and several employees and former employees of the Group, as noncontrolling shareholders, including Feng Zhou, Chief Executive Officer of the Company.
In May 2019, the Group acquired certain education businesses, including NetEase Cloud Classroom, China University MOOC and NetEase KADA from NetEase Group. Since these businesses were controlled by NetEase both before and after the acquisition, this transaction was accounted for as a business combination under common control. In accordance with ASC 805, Business Combination, the consolidated financial statements of the Company were retrospectively adjusted to reflect the results of the acquired businesses as if they had been acquired throughout the periods presented.
Basis of presentation for the Reorganization
There was no change in the basis of presentation of the financial statement resulting from these Reorganization transactions. The assets and liabilities have been stated at historical carrying amounts.
The Group has been operating as separated entities since inception, the allocation from NetEase Group for the expenses incurred by NetEase Group but related to the Group was not material. For the nine months ended September 30, 2019 and 2020, the allocation was related to the share-based compensation expenses from award plan of NetEase Group, amounting to RMB3,183 and RMB2,177, respectively (Note 11).
Liquidity
The Group incurred net losses of RMB398.6 million and RMB1.3 billion for the nine months ended September 30, 2019 and 2020, respectively. Net cash used in operating activities was RMB342.9 million and RMB450.8 million for the nine months ended September 30, 2019 and 2020, respectively. Accumulated deficit was RMB3.2 billion as of September 30, 2020. As of September 30, 2020, the Group was in a net current liability position of RMB1.1 billion. The Group assesses its liquidity by its ability to generate cash from operating activities and attract additional capital and/or finance funding.
Historically, the Group has relied principally on both operational sources of cash and non-operational
sources of financing from NetEase Group and investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. The Group has been continuously receiving financing support from NetEase Group and NetEase Group will continue to provide financial support in the next twelve months from the date of this financial statements. Refer to Note 15 for details of the Group’s relationship with NetEase Group for financing activities. In October 2019, the Company has completed its IPO on the NYSE and the CPP to certain investment funds managed by Orbis Investment Management Limited, raising the net proceeds of US$88.2 million (or equivalent to RMB621.9 million) and US$125.0 million (or equivalent to RMB881.7 million), respectively. Moreover, the Group can adjust the pace of its operation expansion and control the operating expenses. Based on the above considerations, the Group believes the cash and cash equivalents, time deposits, short-term investments and the operating cash flows are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months. The Group’s unaudited interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.